UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number             811-3940

Strategic Funds, Inc.

(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation

200 Park Avenue

New York, New York  10166

(Address of principal executive offices)        (Zip code)

John Pak, Esq.

200 Park Avenue

New York, New York  10166

(Name and address of agent for service)

Registrant's telephone number, including area code:       (212) 922-6000

Date of fiscal year end:       11/30

Date of reporting period:     2/28/15

FORM N-Q

Item 1.                         Schedule of Investments.

STATEMENT OF INVESTMENTS
Dreyfus Select Managers Small Cap Value Fund
February 28, 2015 (Unaudited)

Common Stocks--97.4%	Shares		Value ($)
Automobiles & Components--1.5%
Dana Holding	57,430		1,254,846
Gentherm	30,300	a	1,407,435
Modine Manufacturing	144,400	a	1,871,424
Motorcar Parts of America	59,300	a	1,556,625
Remy International	92,873		2,124,006
Superior Industries International	83,050		1,612,831
Thor Industries	13,977		861,822
Winnebago Industries	66,130		1,534,877
			12,223,866
Banks--13.1%
Atlantic Coast Financial	164,440	a,b	665,982
Banc of California	40,480		442,042
Bancorp	106,700	a	996,578
Bank of Hawaii	50,080	b	3,017,821
BankUnited	121,417		3,935,125
BBCN Bancorp	109,769		1,509,324
BofI Holding	18,400	a	1,626,560
Boston Private Financial Holdings	90,300		1,133,265
Bryn Mawr Bank	50,990		1,526,641
Centerstate Banks	93,910		1,101,564
City Holding	35,350	b	1,631,402
Columbia Banking System	229,101		6,456,066
Commerce Bancshares	24,695		1,025,336
Community Bank System	44,345		1,575,134
Customers Bancorp	72,390	a	1,602,715
CVB Financial	115,180		1,802,567
Dime Community Bancshares	105,100		1,635,356
Eagle Bancorp	88,720	a	3,295,948
East West Bancorp	54,519		2,178,034
F.N.B.	97,561		1,251,708
First Financial Bancorp	107,540		1,874,422
First Merchants	36,757		829,238
First Niagara Financial Group	484,120		4,289,304
FirstMerit	107,932		1,958,966
Great Southern Bancorp	28,790		1,077,322
Hancock Holding	34,271		1,003,112
Heritage Financial	53,168		857,068
Heritage Financial Group	43,249		1,119,717
Home Loan Servicing Solutions	66,600	b	1,226,106
Huntington Bancshares	203,580		2,227,165
IBERIABANK	100,001		6,312,063
Independent Bank	112,604		4,709,099
Investors bancorp	80,008		918,492
Lakeland Financial	46,360		1,809,894
MB Financial	147,106		4,588,236
PacWest Bancorp	96,305		4,414,140
Park Sterling	80,537		547,652
Popular	42,100	a	1,452,871
Radian Group	78,700	b	1,244,247
Signature Bank	10,120	a	1,248,302
South State	25,919		1,750,310
Southside Bancshares	61,140		1,755,329
Sterling Bancorp	72,980		1,001,286

Stock Yards Bancorp	21,110		700,852
TCF Financial	88,850		1,394,057
Texas Capital Bancshares	47,770	a	2,217,961
TriCo Bancshares	56,440		1,348,916
TrustCo Bank	267,153		1,805,954
Trustmark	56,152		1,294,304
Umpqua Holdings	74,150		1,226,441
Union Bankshares	33,354		729,452
United Financial Bancorp	68,125		844,069
Westamerica Bancorporation	28,500	b	1,227,495
Wilshire Bancorp	182,840		1,738,808
Wintrust Financial	31,300		1,473,917
WSFS Financial	25,010		1,944,277
			104,570,012
Capital Goods--12.4%
A.O. Smith	65,367		4,120,082
AAON	69,990		1,575,475
AeroVironment	20,150	a	552,312
Albany International, Cl. A	42,580		1,605,692
Allied Motion Technologies	18,348		511,175
Beacon Roofing Supply	28,820	a	865,176
Briggs & Stratton	91,220		1,901,025
Carlisle	11,330		1,054,483
Chart Industries	23,230	a	811,656
Chicago Bridge & Iron Co.	30,140	b	1,391,262
CLARCOR	12,300		809,463
Columbus McKinnon	30,390		807,158
DigitalGlobe	96,700	a	3,215,275
DXP Enterprises	27,100	a	1,241,180
EnerSys	24,419		1,594,561
Exelis	24,000		580,800
Franklin Electric	22,800		831,744
FreightCar America	37,168		1,163,358
GenCorp	56,300	a	1,086,590
Generac Holdings	21,100	a	1,040,019
Gibraltar Industries	51,086	a	748,921
Global Brass & Copper Holdings	46,980		659,599
Graco	31,300		2,371,914
GrafTech International	150,337	a	586,314
Granite Construction	22,760		753,811
H&E Equipment Services	47,800		1,170,144
Harsco	248,065		4,090,592
Hexcel	135,368		6,440,810
Hillenbrand	141,886		4,497,786
ITT	24,630		1,011,554
KBR	101,340		1,650,829
KEYW Holding	90,730	a,b	792,073
Lawson Products	34,950	a	954,135
LSI Industries	48,815		384,174
Lydall	22,691	a	722,935
Manitowoc	58,750		1,300,137
Meritor	71,210	a	1,017,591
Mueller Water Products, Cl. A	374,600		3,431,336
National Presto Industries	9,860	b	597,910
Orion Marine Group	63,443	a	647,119
Owens Corning	38,200		1,515,012
Ply Gem Holdings	148,290	a,b	2,036,022
Quanex Building Products	41,290		808,871
RBC Bearings	21,400		1,327,870

Regal-Beloit	70,748		5,514,099
Spirit Aerosystems Holdings, Cl. A	60,810	a	2,992,460
Standex International	29,780		2,159,050
Sun Hydraulics	30,400		1,176,480
Teledyne Technologies	18,640	a	1,879,471
The Greenbrier Companies	14,900	b	875,673
TriMas	160,045	a	4,794,949
Trinity Industries	38,200		1,284,284
Triumph Group	39,842		2,382,153
Tutor Perini	149,770	a	3,485,148
Twin Disc	30,580		562,366
Wabash National	221,760	a	3,248,784
Waddell & Reed Financial, Cl. A	16,030		792,844
Woodward	38,831		1,885,245
			99,308,951
Commercial & Professional Services--6.6%
ABM Industries	156,797		4,874,819
Acacia Research	67,550		847,077
ACCO Brands	94,044	a	715,675
Brady, Cl. A	21,790		587,458
CBIZ	133,761	a	1,182,447
CDI	49,663		913,799
Civeo	102,005		401,900
Clean Harbors	27,700	a,b	1,542,613
Corporate Executive Board	31,700		2,479,257
Covanta Holding	159,340		3,452,898
Deluxe	31,690		2,108,969
Ennis	33,227		463,517
FTI Consulting	39,071	a	1,440,548
G&K Services, Cl. A	21,000		1,511,790
Kelly Services, Cl. A	47,920		829,495
Korn/Ferry International	57,860	a	1,770,516
Matthews International, Cl. A	97,208		4,701,951
MSA Safety	89,755		4,539,808
Multi-Color	32,120		2,193,154
R.R. Donnelley & Sons	82,955		1,581,952
Steelcase, Cl. A	489,770		9,168,494
Tetra Tech	51,476		1,309,035
The Brink's Company	29,622		833,563
UniFirst	7,940		943,510
United Stationers	46,850		1,892,272
			52,286,517
Consumer Durables & Apparel--2.7%
Crocs	111,292	a	1,240,906
CSS Industries	33,540		969,306
Iconix Brand Group	144,815	a,b	4,890,403
LeapFrog Enterprises	29,715	a	76,368
Libbey	35,800		1,361,474
M/I Homes	130,860	a	2,848,822
Skullcandy	117,900	a	1,227,339
Smith & Wesson Holding	68,300	a	924,099
Steven Madden	33,900	a	1,237,689
TRI Pointe Homes	46,395	a	736,753
UCP, Cl. A	58,583	a	533,105
Unifi	70,260	a	2,270,803
Vera Bradley	69,900	a	1,397,301
Wolverine World Wide	61,600		1,882,496
			21,596,864
Consumer Services--2.5%

American Public Education	35,920	a	1,163,808
Bloomin' Brands	40,840		1,052,038
Bob Evans Farms	16,220	b	950,168
Capella Education	31,690		2,054,146
Cheesecake Factory	45,000		2,138,400
Darden Restaurants	14,560		931,840
DeVry Education Group	31,790		1,161,924
Graham Holdings, Cl. B	1,200		1,183,656
Interval Leisure Group	84,850		2,290,950
Jamba	81,800	a	1,238,452
LifeLock	78,900	a	1,103,022
Manchester United, Cl. A	51,760	a	827,642
Ruth's Hospitality Group	66,654		1,017,140
SeaWorld Entertainment	155,370		2,911,634
			20,024,820
Diversified Financials--5.1%
Ares Capital	129,810		2,245,713
Artisan Partners Asset Management	41,600		2,017,600
Cowen Group, Cl. A	233,200	a	1,233,628
Encore Capital Group	203,800	a,b	8,145,886
Evercore Partners, Cl. A	92,693		4,748,662
Fifth Street Finance	86,880		615,110
First Cash Financial Services	55,000	a	2,647,700
FNFV Group	77,035	a	1,147,051
Gain Capital Holdings	90,877		862,423
Green Dot, Cl. A	72,700	a	1,127,577
Janus Capital Group	37,660		620,637
New Mountain Finance	73,705	b	1,097,467
PHH	141,982	a,b	3,447,323
Stifel Financial	134,756	a	7,380,586
Voya Financial	21,150		934,618
World Acceptance	27,268	a,b	2,238,975
			40,510,956
Energy--2.4%
Atwood Oceanics	33,503		1,038,928
Clayton Williams Energy	7,015	a	344,156
Delek US Holdings	36,100		1,345,808
Era Group	51,300	a	1,131,678
GulfMark Offshore, Cl. A	22,413	b	368,470
Helix Energy Solutions Group	53,100	a	819,864
ION Geophysical	187,870	a	428,344
McDermott International	78,220	a,b	195,550
Newpark Resources	81,200	a	768,964
PBF Energy	37,300		1,162,641
PetroQuest Energy	180,440	a	526,885
Rex Energy	259,480	a,b	1,271,452
Rosetta Resources	27,922	a	495,057
Sanchez Energy	159,121	a,b	2,132,221
Tesco	80,822		859,138
TETRA Technologies	144,690	a	863,799
Tidewater	34,170	b	963,594
Triangle Petroleum	86,229	a,b	427,696
Ultra Petroleum	69,880	a,b	1,136,948
Whiting Petroleum	12,295	a	415,940
World Fuel Services	16,200		886,950
WPX Energy	181,990	a	1,961,852
			19,545,935
Exchange-Traded Funds--.6%
iShares Russell 2000 ETF	42,327		5,188,444

Food & Staples Retailing--.3%
Andersons	22,950		1,015,996
SpartanNash	42,772		1,135,597
Village Super Market, Cl. A	22,200		613,386
			2,764,979
Food, Beverage & Tobacco--1.6%
Darling Ingredients	180,940	a	3,151,975
Dean Foods	97,810		1,576,697
Lancaster Colony	43,170		3,945,738
National Beverage	72,900	a	1,633,689
Pinnacle Foods	31,020		1,126,026
TreeHouse Foods	18,900	a	1,579,284
			13,013,409
Health Care Equipment & Services--3.7%
Accuray	107,690	a,b	967,056
Addus HomeCare,	28,150	a	616,485
Air Methods	21,200	a	1,123,388
Allscripts Healthcare Solutions	195,850	a	2,351,179
AmSurg	2,969	a	178,437
AngioDynamics	41,819	a	777,833
Anika Therapeutics	53,563	a	2,138,235
CorVel	11,490	a	407,091
Cynosure, Cl. A	45,200	a	1,374,984
Derma Sciences	95,860	a	759,211
HealthSouth	26,000		1,129,960
Hill-Rom Holdings	32,597		1,562,048
IPC Healthcare	7,814	a	337,877
Kindred Healthcare	230,613		4,893,608
MedAssets	126,936	a	2,438,441
Merit Medical Systems	37,516	a	735,689
Molina Healthcare	23,900	a	1,522,191
Patterson	37,600		1,882,820
PharMerica	32,922	a	823,050
Premier, Cl. A	25,720	a	942,895
Providence Service	37,800	a	1,738,800
Syneron Medical	80,310	a	947,658
			29,648,936
Household & Personal Products--.4%
Elizabeth Arden	32,160	a,b	538,680
Nu Skin Enterprises, Cl. A	22,588	b	1,223,818
WD-40	19,400		1,575,280
			3,337,778
Insurance--5.0%
American Equity Investment Life
Holding	93,054		2,651,108
American Financial Group	17,330		1,091,790
American National Insurance	3,679		385,375
Argo Group International Holdings	8,375		401,265
Assurant	17,240		1,056,295
Endurance Specialty Holdings	28,500		1,811,745
FBL Financial Group, Cl. A	7,292		421,769
Federated National Holding Company	19,400		561,242
First American Financial	140,191		4,910,891
FNF Group	30,910		1,135,015
Greenlight Capital Re, Cl. A	41,700	a,b	1,364,841
HCC Insurance Holdings	26,130		1,460,144
Horace Mann Educators	130,950		4,220,518
Infinity Property & Casualty	14,300		1,108,965
Kemper	17,200		632,960

Maiden Holdings	114,100		1,632,771
Primerica	94,440		4,980,766
RLI	50,600		2,448,534
Stewart Information Services	81,861		3,080,429
Symetra Financial	54,510		1,230,836
The Hanover Insurance Group	22,602		1,587,564
Validus Holdings	34,400		1,432,416
			39,607,239
Materials--6.5%
American Vanguard	151,290		1,705,038
AptarGroup	17,630		1,161,288
Avery Dennison	66,820		3,578,211
AZZ	26,780		1,216,348
Balchem	18,400		1,084,128
Chemtura	80,140	a,b	2,103,675
Cliffs Natural Resources	353,850	b	2,420,334
Crown Holdings	51,210	a	2,714,130
Cytec Industries	121,801		6,398,206
Ferro	281,150	a	3,584,662
FutureFuel	72,200		888,060
Glatfelter	64,100		1,570,450
Greif, Cl. A	26,503		1,166,132
Haynes International	16,500		666,270
Intrepid Potash	131,230	a	1,852,968
Kaiser Aluminum	48,887		3,693,412
Koppers Holdings	75,964		1,224,540
Kraton Performance Polymers	39,480	a	796,706
LSB Industries	49,659	a	1,866,185
Materion	41,150		1,506,913
Mercer International	92,825	a	1,324,613
Nevsun Resources	235,350		840,199
Olympic Steel	29,775		449,305
PolyOne	144,079		5,725,699
RPM International	4,785		241,882
Sealed Air	23,400		1,102,842
Sonoco Products	22,805		1,067,958
			51,950,154
Media--1.5%
Cinemark Holdings	51,900		2,113,368
E.W. Scripps, Cl. A	66,300	a	1,528,878
Media General	71,174	a	1,061,197
Meredith	84,578		4,536,764
New Media Investment Group	56,341		1,391,623
World Wrestling Entertainment, Cl.
A	78,900	b	1,297,116
			11,928,946
Pharmaceuticals, Biotech & Life Sciences--2.2%
Affymetrix	100,770	a,b	1,179,009
Auspex Pharmaceuticals	4,610		309,976
BioDelivery Sciences International	25,780	a,b	386,571
Cambrex	78,960	a	2,704,380
Charles River Laboratories
International	99,844	a	7,655,040
Conatus Pharmaceuticals	28,070	a,b	178,525
Concert Pharmaceuticals	60,778		874,595
Flamel Technologies, ADR	172,494	a	2,699,531
Horizon Pharma	41,479	a	851,564
PDL BioPharma	70,035	b	488,844
			17,328,035

Real Estate--2.8%
Altisource Portfolio Solutions	12,900	a,b	259,806
AV Homes	55,520	a	840,573
Chatham Lodging Trust	34,600	c	1,004,092
Corporate Office Properties Trust	160,124	c	4,707,646
First Potomac Realty Trust	74,461	c	889,809
Hersha Hospitality Trust	286,324	c	1,921,234
iStar Financial	144,028	a,c	1,908,371
LaSalle Hotel Properties	56,852	c	2,212,680
Lexington Realty Trust	134,400	c	1,455,552
Medical Properties Trust	102,975	c	1,559,042
New Senior Investment Group	128,189		2,158,703
Newcastle Investment	225,550		1,091,662
Outfront Media	38,625		1,156,819
Ramco-Gershenson Properties Trust	43,735	c	818,719
			21,984,708
Retailing--4.2%
ANN	104,294	a	3,745,198
Ascena Retail Group	78,358	a	1,049,997
Big Lots	65,750		3,136,932
CST Brands	20,410		849,668
DSW, Cl. A	54,573		2,056,856
Express	70,565	a	975,208
Finish Line, Cl. A	43,549		1,066,080
GameStop, Cl. A	30,290	b	1,119,821
Genesco	26,879	a	1,973,725
GNC Holdings, Cl. A	45,820		2,203,484
Haverty Furniture	53,470		1,232,484
Lithia Motors, Cl. A	48,892		4,618,338
New York & Co.	61,280	a	137,267
Office Depot	108,888	a	1,020,281
Outerwall	35,385	b	2,283,040
Select Comfort	43,636	a	1,400,716
Shutterfly	29,800	a	1,430,698
Sonic Automotive, Cl. A	65,720		1,625,256
The Children's Place	27,200		1,550,128
			33,475,177
Semiconductors & Semiconductor Equipment--3.6%
ANADIGICS	729,146	a	867,684
Applied Micro Circuits	116,185	a	632,046
Axcelis Technologies	677,655	a	1,897,434
Brooks Automation	47,940		575,280
Cabot Microelectronics	46,910	a	2,430,407
CEVA	31,530	a	627,762
ChipMOS Technologies	41,700		976,614
FormFactor	113,150	a	1,111,133
Freescale Semiconductor	61,720	a	2,228,709
Integrated Silicon Solution	41,146		676,440
MA-COM Technology Solutions
Holdings	16,600	a	559,752
Mellanox Technologies	25,090	a	1,195,288
Microsemi	170,042	a	5,482,154
Rambus	153,280	a	1,839,360
Rudolph Technologies	33,000	a	406,890
Spansion, Cl. A	36,860	a	1,329,909
Teradyne	100,205		1,935,960
Ultratech	97,890	a	1,765,936
Veeco Instruments	24,300	a	740,907
Xcerra	118,757	a	1,078,314

			28,357,979
Software & Services--6.3%
Acxiom	68,000	a	1,360,000
American Software, Cl. A	150,393		1,449,789
AVG Technologies	63,100	a	1,424,167
Avid Technology	39,200	a	614,656
Bankrate	72,930	a	930,587
Booz Allen Hamilton Holdings	169,769		5,052,325
Cadence Design Systems	68,610	a	1,259,337
Cass Information Systems	43,468		2,182,094
Computer Services	28,343		1,149,309
Comverse	84,363	a	1,513,473
Convergys	130,200		2,909,970
CoreLogic	80,030	a	2,668,200
Covisint	155,300	a	388,250
DST Systems	11,190		1,189,385
Epiq Systems	57,900		1,019,040
ExlService Holdings	66,380	a	2,316,662
FalconStor Software	570,929	a	919,196
Gigamon	37,300	a	748,238
Heartland Payment Systems	26,100		1,279,683
Jack Henry & Associates	39,400		2,580,700
Lionbridge Technologies	113,970	a	641,651
MoneyGram International	65,560	a	556,932
Monotype Imaging Holdings	42,800		1,370,028
NeuStar, Cl. A	36,100	a,b	957,372
Nuance Communications	110,550	a	1,580,865
Rovi	112,590	a	2,801,239
SeaChange International	110,520	a	834,426
Silver Spring Networks	72,700	a	715,368
SS&C Technologies Holdings	6,100		370,148
Syntel	46,400	a	2,292,160
Unwired Planet	548,255	a	422,156
VeriFone Systems	29,960	a	1,054,292
Verint Systems	59,468	a	3,620,123
			50,171,821
Technology Hardware & Equipment--7.9%
ADTRAN	28,194		607,017
Anixter International	78,493	a	6,192,313
ARRIS Group	77,880	a	2,288,114
Aviat Networks	540,908	a	686,953
Avnet	24,120		1,104,937
Badger Meter	33,625		1,963,700
Bel Fuse, Cl. B	43,120		823,161
Belden	65,529		5,817,665
Black Box	40,399		888,374
Brocade Communications Systems	182,900		2,266,131
Ceragon Networks	87,630	a,b	105,156
Ciena	78,530	a,b	1,642,848
Cognex	30,800	a	1,376,452
CTS	39,130		683,210
Dolby Laboratories, Cl. A	21,810		882,651
GSI Group	21,030	a	276,545
Harmonic	122,500	a	956,725
II-VI	67,930	a	1,188,096
Infinera	122,820	a	2,094,081
Ingram Micro, Cl. A	74,691	a	1,845,615
InvenSense	47,800	a,b	796,826
Itron	29,130	a	1,062,662

JDS Uniphase	92,700	a	1,276,479
Kimball Electronics	33,970		425,304
Knowles	44,128	a	845,051
Lexmark International, Cl. A	59,020		2,517,793
Littelfuse	46,755		4,690,462
LRAD	99,945	a	264,854
Maxwell Technologies	54,700	a,b	412,438
Mercury Systems	95,290	a	1,621,836
Methode Electronics	37,300		1,450,597
OSI Systems	8,710	a	631,214
Park Electrochemical	61,497		1,335,100
Plantronics	9,560		482,206
Plexus	20,750	a	835,188
QLogic	45,394	a	681,364
Quantum	653,529	a	1,065,252
ScanSource	36,438	a	1,324,886
SYNNEX	25,080		1,912,350
Vishay Intertechnology	343,982	b	4,898,304
Vishay Precision Group	30,010	a	445,649
			62,665,559
Telecommunication Services--.6%
FairPoint Communications	64,800	a,b	1,095,768
Sonus Networks	108,276	a	1,847,189
Telephone & Data Systems	20,440		519,994
US Cellular	13,940	a	528,744
Vonage Holdings	187,100	a	849,434
			4,841,129
Transportation--1.5%
Air Transport Services Group	103,988	a	934,852
Celadon Group	54,300		1,425,375
Danaos	105,701	a,b	664,859
JetBlue Airways	49,600	a	852,624
Landstar System	25,550		1,794,121
Quality Distribution	69,400	a	762,706
Ryder System	22,270		2,093,157
SkyWest	29,918		437,401
Swift Transportation	38,910	a	1,100,375
Werner Enterprises	67,340		2,159,594
			12,225,064
Utilities--2.4%
ALLETE	88,510		4,853,888
Atlantic Power	102,600		297,540
Dynegy	53,020	a	1,477,667
New Jersey Resources	39,680		2,483,174
NorthWestern	24,000		1,300,560
Ormat Technologies	40,350		1,375,935
PNM Resources	47,300		1,350,415
Portland General Electric	106,261		3,962,473
Questar	79,300		1,854,034
			18,955,686
Total Common Stocks
(cost $660,718,683)			777,512,964
Investment of Cash Collateral for
Securities Loaned--3.0%
Registered Investment Company;
Dreyfus Institutional Cash
Advantage Fund
(cost $23,749,446)	23,749,446	[d]	23,749,446
Total Investments (cost $684,468,129)	100.4%		801,262,410

Liabilities, Less Cash and Receivables	(.4%)	(3,240,716)
Net Assets	100.0%	798,021,694

ADR--American Depository Receipts
ETF--Exchange-Traded Fund

a Non-income producing security.
b Security, or portion thereof, on loan. At February 28, 2015, the value of the fund's securities on loan was $24,352,817 and the value of the collateral held by the fund was $25,453,502, consisting of cash collateral of $23,749,446 and U.S. Government and Agency securities valued at $1,704,056.
c Investment in real estate investment trust.
d Investment in affiliated money market mutual fund.

At February 28, 2015, net unrealized appreciation on investments was $116,794,281 of which $144,177,342 related to appreciated investment securities and $27,383,061 related to depreciated investment securities. At February 28, 2015, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes.

Portfolio Summary (Unaudited) †	Value (%)
Banks	13.1
Capital Goods	12.4
Technology Hardware & Equipment	7.9
Commercial & Professional Services	6.6
Materials	6.5
Software & Services	6.3
Diversified Financials	5.1
Insurance	5.0
Retailing	4.2
Health Care Equipment & Services	3.7
Semiconductors & Semiconductor Equipment	3.6
Money Market Investment	3.0
Real Estate	2.8
Consumer Durables & Apparel	2.7
Consumer Services	2.5
Energy	2.4
Utilities	2.4
Pharmaceuticals, Biotech & Life Sciences	2.2
Food, Beverage & Tobacco	1.6
Automobiles & Components	1.5
Media	1.5
Transportation	1.5
Exchange-Traded Funds	.6
Telecommunication Services	.6
Household & Personal Products	.4
Food & Staples Retailing	.3
100.4
† Based on net assets.

The following is a summary of the inputs used as of February 28, 2015 in valuing the fund's investments:

			Level 3 -
		Level 2 - Other	Significant
	Level 1 - Unadjusted	Significant	Unobservable
Assets ($)	Quoted Prices	Observable Inputs	Inputs	Total
Investments in Securities:
Equity Securities - Domestic Common Stocks+	761,081,665	-	-	761,081,665
Equity Securities - Foreign Common Stocks+	11,242,855	-	-	11,242,855
Exchange-Traded Funds	5,188,444	-	-	5,188,444
Mutual Funds	23,749,446	-	-	23,749,446
+ See Statement of Investments for additional detailed categorizations.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund's financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e. the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below: Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows: Investments in securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices, except for open short positions, where the asked price is used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not traded on an exchange are valued at their net asset value. All preceding securities are categorized as Level 1 of the fair value hierarchy.

Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant ADRs and futures contracts. Utilizing these techniques may result in transfers between Level 1 and Level 2 of the fair value hierarchy.

When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the fund's Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 depending on the relevant inputs used.

For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 of the fair value hierarchy.

Pursuant to a securities lending agreement with The Bank of New York Mellon, the fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by the Manager or U.S. Government and Agency securities. The fund is entitled to receive all dividends, interest and distributions on securities loaned, in addition to income earned as a result of the lending transaction. Should a borrower fail to return the securities in a timely manner, The Bank of New York Mellon is required to replace the securities for the benefit of the fund and credit the fund with the market value of the unreturned securities and is subrogated to the fund’s rights against the borrower and the collateral.

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

STATEMENT OF INVESTMENTS
Dreyfus U.S. Equity Fund
February 28, 2015 (Unaudited)

Common Stocks--99.1%	Shares		Value ($)
Capital Goods--15.2%
Boeing	116,500		17,574,025
Donaldson	404,100		14,967,864
Emerson Electric	242,700		14,057,184
Fastenal	327,400	a	13,603,470
Flowserve	203,800		12,662,094
MSC Industrial Direct, Cl. A	175,800		12,831,642
Precision Castparts	68,360		14,786,268
W.W. Grainger	64,100		15,185,931
			115,668,478
Consumer Durables & Apparel--4.1%
DSW, Cl. A	424,300		15,991,867
NIKE, Cl. B	157,100		15,257,552
			31,249,419
Consumer Services--5.5%
McDonald's	170,600		16,872,340
Panera Bread, Cl. A	43,300	b	6,989,919
Starbucks	192,200		17,967,817
			41,830,076
Energy--7.2%
Apache	157,100		10,343,464
EOG Resources	149,620		13,423,906
Halliburton	114,300		4,908,042
Occidental Petroleum	165,500		12,889,140
Schlumberger	162,050		13,638,128
			55,202,680
Food & Staples Retailing--1.9%
Wal-Mart Stores	170,600		14,318,458
Food, Beverage & Tobacco--1.0%
Coca-Cola	176,900		7,659,770
Health Care Equipment & Services--11.1%
C.R. Bard	94,550		15,992,187
Intuitive Surgical	20,200	b	10,100,000
Mettler-Toledo International	29,400	b	9,236,598
ResMed	252,300	a	16,238,028
Stryker	168,400		15,955,900
Varian Medical Systems	183,500	b	17,059,995
			84,582,708
Household & Personal Products--2.3%
Colgate-Palmolive	247,200		17,506,704
Materials--6.0%
FMC	220,500		13,981,905
Monsanto	139,100		16,751,813
Praxair	117,300		15,002,670
			45,736,388
Pharmaceuticals, Biotech & Life Sciences--8.3%

Biogen Idec	42,200	b	17,284,698
Celgene	123,200	b	14,972,496
Gilead Sciences	156,700	b	16,223,151
Johnson & Johnson	146,000		14,966,460
			63,446,805
Retailing--5.0%
The TJX Companies	225,400		15,471,456
Tractor Supply	120,200		10,592,024
Urban Outfitters	320,600	b	12,490,576
			38,554,056
Software & Services--20.8%
Adobe Systems	205,400	b	16,247,140
Automatic Data Processing	174,600		15,511,464
Cognizant Technology Solutions,
Cl. A	294,200	b	18,383,087
Google, Cl. A	13,660	b	7,685,526
Google, Cl. C	16,960	b	9,470,464
Jack Henry & Associates	248,000		16,244,000
MasterCard, Cl. A	201,000		18,116,130
Microsoft	354,500		15,544,825
Oracle	332,800		14,583,296
Paychex	327,400		16,315,979
Teradata	241,600	b	10,756,032
			158,857,943
Technology Hardware & Equipment--6.4%
Amphenol, Cl. A	291,700		16,469,382
Cisco Systems	613,400		18,101,434
QUALCOMM	195,600		14,182,956
			48,753,772
Transportation--4.3%
C.H. Robinson Worldwide	209,000		15,528,700
Expeditors International of
Washington	354,000		17,098,200
			32,626,900
Total Common Stocks
(cost $517,491,908)			755,994,157

Other Investment--.9%
Registered Investment Company;
Dreyfus Institutional Preferred
Plus Money Market Fund
(cost $6,464,000)	6,464,000	[c]	6,464,000
Investment of Cash Collateral for
Securities Loaned--.9%
Registered Investment Company;
Dreyfus Institutional Cash
Advantage Fund
(cost $7,018,897)	7,018,897	[c]	7,018,897
Total Investments (cost $530,974,805)	100.9%		769,477,054
Liabilities, Less Cash and Receivables	(.9%)		(6,694,615)
Net Assets	100.0%		762,782,439

a Security, or portion thereof, on loan. At February 28, 2015, the value of the fund's securities on loan was $20,358,911 and the value of the collateral held by the fund was $20,976,544, consisting of cash collateral of $7,018,897 and U.S. Government
& Agency securities valued at $13,957,647.
b Non-income producing security.
c Investment in affiliated money market mutual fund.

At February 28, 2015, net unrealized appreciation on investments was $238,502,249 of which $250,069,260 related to appreciated investment securities and $11,567,011 related to depreciated investment securities. At February 28, 2015, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes.

Portfolio Summary (Unaudited) †	Value (%)
Software & Services	20.8
Capital Goods	15.2
Health Care Equipment & Services	11.1
Pharmaceuticals, Biotech & Life Sciences	8.3
Energy	7.2
Technology Hardware & Equipment	6.4
Materials	6.0
Consumer Services	5.5
Retailing	5.0
Transportation	4.3
Consumer Durables & Apparel	4.1
Household & Personal Products	2.3
Food & Staples Retailing	1.9
Money Market Investments	1.8
Food, Beverage & Tobacco	1.0
100.9
† Based on net assets.

The following is a summary of the inputs used as of February 28, 2015 in valuing the fund's investments:

			Level 3 -
	Level 1 -	Level 2 - Other	Significant
	Unadjusted Quoted	Significant	Unobservable
Assets ($)	Prices	Observable Inputs	Inputs	Total
Investments in Securities:
Equity Securities - Domestic Common Stocks+	755,994,157	-	-	755,994,157
Mutual Funds	13,482,897	-	-	13,482,897
+ See Statement of Investments for additional detailed categorizations.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund's financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e. the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below: Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows: Investments in securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices, except for open short positions, where the asked price is used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not traded on an exchange are valued at their net asset value. All preceding securities are categorized as Level 1 of the fair value hierarchy.

Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant ADRs and futures contracts. Utilizing these techniques may result in transfers between Level 1 and Level 2 of the fair value hierarchy.

When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the fund's Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 depending on the relevant inputs used.

For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 of the fair value hierarchy.

Pursuant to a securities lending agreement with The Bank of New York Mellon, the fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by the Manager or U.S. Government and Agency securities. The fund is entitled to receive all dividends, interest and distributions on securities loaned, in addition to income earned as a result of the lending transaction. Should a borrower fail to return the securities in a timely manner, The Bank of New York Mellon is required to replace the securities for the benefit of the fund and credit the fund with the market value of the unreturned securities and is subrogated to the fund’s rights against the borrower and the collateral.

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

STATEMENT OF INVESTMENTS
Global Stock Fund
February 28, 2015 (Unaudited)

Common Stocks--97.4%	Shares		Value ($)
Australia--1.9%
CSL	505,500		36,434,710
Canada--1.2%
Suncor Energy	789,500		23,702,052
China--2.5%
China Shenhua Energy, Cl. H	6,460,500		16,909,687
CNOOC	22,058,000		31,682,885
			48,592,572
Denmark--2.0%
Novo Nordisk, Cl. B	803,200		38,507,444
France--4.7%
Essilor International	247,500		28,928,823
Hermes International	594		191,670
L'Oreal	211,700		38,437,283
LVMH Moet Hennessy Louis Vuitton	125,400		22,999,776
			90,557,552
Hong Kong--6.4%
AIA Group	6,186,600		36,413,818
China Mobile	2,842,500		38,629,091
CLP Holdings	1,301,000		11,700,244
Hong Kong & China Gas	16,095,177		36,316,769
			123,059,922
Japan--9.4%
Denso	512,700		24,078,149
FANUC	215,100		41,257,843
Honda Motor	825,400		27,251,137
Keyence	46,457		23,728,507
Komatsu	1,357,500		28,250,752
Shin-Etsu Chemical	544,300		37,324,079
			181,890,467
Singapore--1.8%
DBS Group Holdings	2,394,369		34,382,215
Spain--2.1%
Inditex	1,271,500		39,961,144
Sweden--1.9%
Hennes & Mauritz, Cl. B	861,000		37,571,285
Switzerland--10.2%
Nestle	503,500	a	39,293,439
Novartis	431,700	a	44,127,723
Roche Holding	128,700	a	34,937,389
SGS	7,800	a	15,782,451
Swatch Group-BR	42,200		19,233,125
Syngenta	122,500	a	43,148,372
			196,522,499
Taiwan--2.3%
Taiwan Semiconductor Manufacturing, ADR	1,778,600		43,629,058
United Kingdom--6.1%
BG Group	2,638,600		39,025,192
HSBC Holdings	1,109,987		9,892,941
Reckitt Benckiser Group	435,700		39,417,689
Standard Chartered	1,955,500		29,918,338
			118,254,160

United States--44.9%
Adobe Systems	526,100	a	41,614,510
Amphenol, Cl. A	405,600		22,900,176
Automatic Data Processing	459,800		40,848,632
C.R. Bard	125,200		21,176,328
Cisco Systems	1,318,900		38,920,739
Cognizant Technology Solutions, Cl. A	336,564	a	21,030,201
Colgate-Palmolive	565,100		40,020,382
EOG Resources	405,800		36,408,376
Fastenal	381,900		15,867,945
Gilead Sciences	358,500	a	37,115,505
Google, Cl. A	35,400	a	19,917,102
Google, Cl. C	35,400	a	19,767,360
Intuitive Surgical	50,400	a	25,200,000
Johnson & Johnson	354,100		36,298,791
MasterCard, Cl. A	485,300		43,740,089
Microsoft	801,300		35,137,005
NIKE, Cl. B	412,600		40,071,712
Oracle	855,200		37,474,864
Praxair	303,400		38,804,860
Precision Castparts	165,200		35,732,760
QUALCOMM	498,300		36,131,733
Schlumberger	379,500		31,938,720
Stryker	394,900		37,416,775
The TJX Companies	583,800		40,072,032
W.W. Grainger	160,300		37,976,673
Wal-Mart Stores	417,800		35,065,954
			866,649,224
Total Common Stocks
(cost $1,432,738,150)			1,879,714,304

Other Investment--2.7%
Registered Investment Company;
Dreyfus Institutional Preferred Plus Money Market Fund
(cost $51,410,000)	51,410,000	[b]	51,410,000
Total Investments (cost $1,484,148,150)	100.1%		1,931,124,304
Liabilities, Less Cash and Receivables	(.1%)		(1,571,736)
Net Assets	100.0%		1,929,552,568

ADR - American Depository Receipts BR- Bearer Certificate

a Non-income producing security. b Investment in affiliated money market mutual fund.

At February 28, 2015, net unrealized appreciation on investments was $446,976,154 of which $493,243,798 related to appreciated investment securities and $46,267,644 related to depreciated investment securities. At February 28, 2015, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes.

Portfolio Summary (Unaudited) †	Value (%)
Information Technology	22.0
Health Care	17.6
Consumer Discretionary	13.0
Consumer Staples	10.0
Energy	9.3
Industrial	9.1
Materials	6.2
Financial	5.7
Money Market Investment	2.7
Utilities	2.5
Telecommunications	2.0
100.1
† Based on net assets.

The following is a summary of the inputs used as of February 28, 2015 in valuing the fund's investments:

			Level 3 -
		Level 2 - Other	Significant
	Level 1 - Unadjusted	Significant	Unobservable
Assets ($)	Quoted Prices	Observable Inputs	Inputs	Total
Investments in Securities:
Equity Securities - Domestic Common Stocks+	866,649,224	-	-	866,649,224
Equity Securities - Foreign Common Stocks+	1,013,065,080	-	-	1,013,065,080
Mutual Funds	51,410,000	-	-	51,410,000
+ See Statement of Investments for additional detailed categorizations.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund's financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e. the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below: Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows: Investments in securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices, except for open short positions, where the asked price is used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not traded on an exchange are valued at their net asset value. All preceding securities are categorized as Level 1 of the fair value hierarchy.

Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant ADRs and futures contracts. Utilizing these techniques may result in transfers between Level 1 and Level 2 of the fair value hierarchy.

When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the fund's Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 depending on the relevant inputs used.

For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 of the fair value hierarchy.

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

STATEMENT OF INVESTMENTS
International Stock Fund
February 28, 2015 (Unaudited)

Common Stocks--95.6%	Shares	Value ($)
Australia--4.2%
Cochlear	356,600	25,195,368
CSL	926,500	66,778,948
Woolworths	2,180,100	52,315,585
		144,289,901
Canada--1.7%
Suncor Energy	1,982,200	59,508,812
China--2.9%
China Shenhua Energy, Cl. H	13,469,000	35,253,707
CNOOC	43,963,000	63,146,009
		98,399,716
Denmark--2.3%
Novo Nordisk, Cl. B	1,626,000	77,954,562
Finland--1.8%
Kone, Cl. B	1,376,000	63,409,144
France--9.9%
Air Liquide	575,000	75,991,472
Danone	963,980	67,237,610
Essilor International	507,576	59,327,581
Hermes International	981	316,546
L'Oreal	391,900	71,155,272
LVMH Moet Hennessy Louis Vuitton	360,152	66,055,944
		340,084,425
Germany--4.0%
adidas	929,000	72,178,856
SAP	925,000	65,046,664
		137,225,520
Hong Kong--9.5%
AIA Group	12,082,000	71,113,657
China Mobile	5,173,500	70,306,983
CLP Holdings	6,249,000	56,198,942
Hang Lung Properties	22,799,000	64,671,343
Hong Kong & China Gas	29,272,128	66,048,923
		328,339,848
Japan--18.3%
Daito Trust Construction	554,500	59,957,847
Denso	1,474,600	69,252,270
FANUC	409,400	78,526,086
Honda Motor	2,043,600	67,470,831
INPEX	5,109,600	60,589,071
Keyence	140,020	71,517,007
Komatsu	2,985,900	62,139,169
Rakuten	1,806,700	30,085,236
Shin-Etsu Chemical	981,900	67,331,458
Tokio Marine Holdings	1,759,700	63,996,446
		630,865,421
Singapore--2.2%
DBS Group Holdings	2,401,226	34,480,679
Oversea-Chinese Banking	5,189,502	39,906,065
		74,386,744
Spain--2.2%
Inditex	2,385,000	74,956,609
Sweden--2.2%

Hennes & Mauritz, Cl. B	1,718,000		74,968,022
Switzerland--10.9%
Kuehne + Nagel International	265,400		38,640,080
Nestle	879,000		68,597,682
Novartis	730,000		74,619,500
Roche Holding	238,400		64,716,967
SGS	16,100		32,576,598
Swatch Group-BR	72,000		32,814,811
Syngenta	181,000		63,753,920
			375,719,558
Taiwan--2.1%
Taiwan Semiconductor Manufacturing, ADR	2,982,300		73,155,819
United Kingdom--21.4%
BG Group	4,592,300		67,920,636
Burberry Group	2,805,000		81,067,111
Compass Group	4,360,000		77,543,420
Diageo	2,429,000		72,581,623
Experian	4,363,000		80,695,258
HSBC Holdings	1,898,492		16,920,622
Intertek Group	678,100		26,486,236
Reckitt Benckiser Group	895,900		81,051,889
Rolls-Royce Holdings	4,506,132	a	66,020,089
SABMiller	1,273,000		72,225,696
Smith & Nephew	1,926,000		35,265,249
Standard Chartered	3,823,000		58,490,312
			736,268,141
Total Common Stocks
(cost $2,804,309,567)			3,289,532,242

Other Investment--4.9%
Registered Investment Company;
Dreyfus Institutional Preferred Plus Money Market Fund
(cost $168,940,000)	168,940,000	[b]	168,940,000
Total Investments (cost $2,973,249,567)	100.5%		3,458,472,242
Liabilities, Less Cash and Receivables	(.5%)		(18,687,112)
Net Assets	100.0%		3,439,785,130

ADR - American Depository Receipts
BR - Bearer Certificate

a Non-income producing security.
b Investment in affiliated money market mutual fund.

At February 28, 2015, net unrealized appreciation on investments was $485,222,675 of which $624,096,972 related to appreciated investment securities and 138,874,297 related to depreciated investment securities. At February 28, 2015, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes.

Portfolio Summary (Unaudited) †	Value (%)
Consumer Discretionary	18.8
Consumer Staples	14.1
Industrial	13.0
Financial	11.9
Health Care	11.7
Energy	8.3
Information Technology	6.1
Materials	6.0
Money Market Investment	4.9
Utilities	3.6
Telecommunication Services	2.1
100.5
† Based on net assets.

STATEMENT OF FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS
February 28, 2015 (Unaudited)

		Foreign
Forward Foreign Currency		Currency			Unrealized
Exchange Contracts		Amounts	Cost ($)	Value ($)	(Depreciation) ($)
Purchases:
Euro,
Expiring
3/2/2015	a	4,660,795	5,231,738	5,215,634	(16,104)

Japanese Yen,
Expiring:
3/2/2015	a	505,382,158	4,249,594	4,224,720	(24,874)
3/3/2015	a	511,719,836	4,295,088	4,277,700	(17,388)
3/4/2015	a	618,002,617	5,177,788	5,166,166	(11,622)

Sales:			Proceeds ($)
British Pound,
Expiring
3/2/2015	a	1,491,538	2,300,788	2,302,716	(1,928)
					(71,916)

Counterparty:
a	National Australia Bank

The following is a summary of the inputs used as of February 28, 2015 in valuing the fund's investments:

			Level 3 -
	Level 1 -	Level 2 - Other	Significant
	Unadjusted Quoted	Significant	Unobservable
Assets ($)	Prices	Observable Inputs	Inputs	Total
Investments in Securities:
Equity Securities - Foreign Common Stocks+	3,289,532,242	-	-	3,289,532,242
Mutual Funds	168,940,000	-	-	168,940,000
Liabilities ($)
Other Financial Instruments:
Forward Foreign Currency Exchange Contracts++	-	(71,916)	-	(71,916)
+ See Statement of Investments for additional detailed categorizations.
++ Amount shown represents unrealized (depreciation) at period end.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund's financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e. the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below: Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows: Investments in securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices, except for open short positions, where the asked price is used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not traded on an exchange are valued at their net asset value. All preceding securities are categorized as Level 1 of the fair value hierarchy.

Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant ADRs and futures contracts. Utilizing these techniques may result in transfers between Level 1 and Level 2 of the fair value hierarchy.

When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the fund's Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 depending on the relevant inputs used.

For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 of the fair value hierarchy.

Derivatives: A derivative is a financial instrument whose performance is derived from the performance of another asset. Each type of derivative instrument that was held by the fund at period end is discussed below.

Forward Foreign Currency Exchange Contracts: The fund enters into forward contracts in order to hedge its exposure to changes in foreign currency exchange rates on its foreign portfolio holdings, to settle foreign currency transactions or as a part of its investment strategy. When executing forward contracts, the fund is obligated to buy or sell a foreign currency at a specified rate on a certain date in the future.

With respect to sales of forward contracts, the fund incurs a loss if the value of the contract increases between the date the forward contract is opened and the date the forward contract is closed. The fund realizes a gain if the value of the contract decreases between those dates. With respect to purchases of forward contracts, the fund incurs a loss if the value of the contract decreases between the date the forward contract is opened and the date the forward contract is closed. The fund realizes a gain if the value of the contract increases between those dates. Any realized gain or loss which occurred during the period is reflected in the Statement of Operations. The fund is exposed to foreign currency risk as a result of changes in value of underlying financial instruments. The fund is also exposed to credit risk associated with counterparty nonperformance on these forward contracts, which is typically limited to the unrealized gain on each open contract.

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

Item 2.             Controls and Procedures.

(a)        The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)        There were no changes to the Registrant's internal control over financial reporting that occurred during the Registrant's most recently ended fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3.             Exhibits.

(a)        Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

FORM N-Q

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

Strategic Funds, Inc.

By:       /s/ Bradley J. Skapyak

            Bradley J. Skapyak

            President

Date:    April 20, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:       /s/ Bradley J. Skapyak

            Bradley J. Skapyak

            President

Date:    April 20, 2015

By:       /s/ James Windels

            James Windels

            Treasurer

Date:    April 20, 2015

EXHIBIT INDEX

(a)        Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.  (EX-99.CERT)